Emerging Markets Growth FundSM
Investment portfolio
March 31, 2020
unaudited
Common stocks 94.70% Asia-Pacific 76.48% China 42.73%	Shares	Value (000)
Alibaba Group Holding Ltd.[1,2]	676,600	$15,916
Alibaba Group Holding Ltd. (ADR)[2]	146,921	28,573
Cansino Biologics Inc., Class H1,2	1,234,800	19,865
China Gas Holdings Ltd.[1]	2,335,200	8,098
China Merchants Bank Co., Ltd., Class H1	5,179,000	23,251
China Oilfield Services Ltd., Class H1	10,471,339	8,005
China Overseas Land & Investment Ltd.[1]	16,687,950	51,498
China Overseas Property Holdings Ltd.[1]	4,696,000	4,405
China Resources Gas Group Ltd.[1]	350,000	1,757
China Resources Land Ltd.[1]	10,122,787	41,530
China Tower Corp. Ltd., Class H1	29,780,000	6,649
Chongqing Fuling Zhacai Group Co., Ltd., Class A1	212,940	949
ENN Energy Holdings Ltd.[1]	470,700	4,527
Gree Electric Appliances, Inc. of Zhuhai, Class A1	1,676,856	12,391
Hangzhou Tigermed Consulting Co., Ltd., Class A1	3,097,794	27,852
Huazhu Group Ltd. (ADR)	642,700	18,465
Hutchison China MediTech Ltd.[1]	22,480	82
Hutchison China MediTech Ltd. (ADR)[2]	1,451,267	25,905
HUYA, Inc. (ADR)[2]	582,200	9,868
IMAX China Holding, Inc.[1]	1,342,729	2,079
Jiangsu Hengrui Medicine Co., Ltd., Class A1,2	5,358,106	69,729
Kweichow Moutai Co., Ltd., Class A1	48,461	7,618
Longfor Group Holdings Ltd.[1]	11,478,613	55,548
Meituan Dianping, Class B1,2	399,400	4,793
Midea Group Co., Ltd., Class A1	1,089,623	7,464
Oneconnect Financial Technology Co., Ltd. (ADR)[2]	1,281,900	13,011
Ping An Insurance (Group) Co. of China, Ltd., Class H1	3,639,200	35,599
Poly Property Development Co., Ltd., Class H1,2	452,800	3,813
Tencent Holdings Ltd.[1]	1,671,600	81,510
Trip.com Group Ltd. (ADR)[2]	808,400	18,957
Venustech Group Inc., Class A1	971,987	5,097
Viomi Technology Co., Ltd. (ADR)[2]	15,011	65
WuXi Biologics (Cayman) Inc.[1,2]	380,000	4,899
Yunnan Energy New Material Co., Ltd., Class A1	597,173	3,559
		623,327
Hong Kong 9.45%
AIA Group Ltd.[1]	6,189,400	55,682
BeiGene, Ltd. (ADR)[2]	266,800	32,846
Cathay Pacific Airways Ltd.[1]	2,669,000	2,855
ESR Cayman Ltd.[1,2]	2,631,600	5,659
Galaxy Entertainment Group Ltd.[1]	4,035,500	21,376
Hong Kong Exchanges and Clearing Ltd.[1]	309,300	9,289
Emerging Markets Growth Fund — Page 1 of 9

unaudited
Common stocks (continued) Asia-Pacific (continued) Hong Kong (continued)	Shares	Value (000)
Jardine Matheson Holdings Ltd.[1]	15,700	$785
Wynn Macau, Ltd.[1]	6,244,629	9,445
		137,937
India 8.38%
Asian Paints Ltd.[1]	205,559	4,487
Avenue Supermarts Ltd.[1,2]	119,140	3,438
Axis Bank Ltd.[1]	76,521	377
Berger Paints India Ltd.[1]	983,848	6,416
Bharti Airtel Ltd.[1,2]	3,472,341	20,005
Bharti Infratel Ltd.[1]	1,001,680	2,098
City Union Bank Ltd.[1]	1,966,034	3,334
Godrej Consumer Products Ltd.[1]	335,263	2,285
HDFC Bank Ltd.[1]	1,298,220	14,607
HDFC Bank Ltd. (ADR)	6,700	258
Housing Development Finance Corp. Ltd.[1]	187,398	4,003
ICICI Bank Ltd.[1]	1,602,090	7,016
ICICI Bank Ltd. (ADR)	1,142,770	9,714
Indian Energy Exchange Ltd.[1]	805,611	1,362
Info Edge (India) Ltd.[1]	178,779	4,757
ITC Ltd.[1]	210,950	473
Kotak Mahindra Bank Ltd.[1]	721,631	12,212
Maruti Suzuki India Ltd.[1]	68,023	3,812
Nestlé India Ltd.[1]	8,348	1,799
NIIT Technologies Ltd.[1]	149,664	2,270
Reliance Industries Ltd.[1]	197,156	2,902
TeamLease Services Ltd.[1]	306,763	6,567
United Spirits Ltd.[1,2]	849,466	5,426
Varun Beverages Ltd.[1]	371,045	2,575
		122,193
Indonesia 5.12%
Astra International Tbk PT1	21,850,000	5,214
Bank Central Asia Tbk PT1	11,345,300	19,184
Bank Mandiri (Persero) Tbk PT, Series B1	58,108,508	16,618
Bank Rakyat Indonesia (Persero) Tbk PT1	57,601,900	10,592
Elang Mahkota Teknologi Tbk PT1	35,294,100	10,704
Indocement Tunggal Prakarsa Tbk PT1	243,400	186
Matahari Department Store Tbk PT1	4,383,700	357
PT Bank Tabungan Pensiunan Nasional Syariah Tbk[1,2]	35,345,359	4,602
PT Surya Citra Media Tbk[1]	99,418,044	4,709
Semen Indonesia (Persero) Tbk PT1	5,514,700	2,572
		74,738
Philippines 1.30%
Ayala Corp.[1]	723,550	6,624
Bloomberry Resorts Corp.[1]	57,667,464	6,742
International Container Terminal Services, Inc.[1]	3,801,706	5,551
		18,917
Singapore 0.31%
Yoma Strategic Holdings Ltd.[1]	34,108,532	4,472
Emerging Markets Growth Fund — Page 2 of 9

unaudited
Common stocks (continued) Asia-Pacific (continued) South Korea 3.70%	Shares	Value (000)
Hugel, Inc.[1,2]	19,189	$5,259
Hyundai Motor Co.[1]	97,162	7,001
NAVER Corp.[1]	39,035	5,370
NHN KCP Corp.[1]	145,700	3,651
Samsung Electronics Co., Ltd.[1]	525,500	20,423
Samsung Electronics Co., Ltd. (GDR)[1,3]	10,121	9,994
SK hynix, Inc.[1]	33,872	2,291
		53,989
Taiwan 4.10%
Delta Electronics, Inc.[1]	729,521	2,907
Gourmet Master Co. Ltd.[1]	275,000	683
MediaTek Inc.[1]	507,042	5,401
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	5,351,812	47,770
Vanguard International Semiconductor Corp.[1]	1,548,000	3,036
		59,797
Thailand 0.42%
Central Retail Corp. PCL, foreign registered[1,2]	6,541,100	5,581
TISCO Financial Group PCL, foreign registered[1]	235,000	492
		6,073
Vietnam 0.97%
Masan Group Corp.[1,2]	3,130,420	6,510
Vinhomes JSC[1]	3,345,045	7,713
		14,223
Total Asia-Pacific		1,115,666
Eastern Europe and Middle East 8.47% Belgium 0.03%
Anheuser-Busch InBev SA/NV1	11,149	495
Hungary 0.17%
Wizz Air Holdings PLC[1,2]	85,429	2,436
Kazakhstan 0.55%
Halyk Savings Bank Of Kazakhstan OJSC (GDR)[1,2,3]	880,393	8,067
Romania 0.14%
OMV Petrom SA1	30,245,766	1,996
Russian Federation 6.63%
Alrosa PJSC[1]	6,874,947	5,638
Baring Vostok Capital Fund IV Supplemental Fund, LP1,2,4,5,6,7	43,189,451	5,774
Baring Vostok Private Equity Fund IV, LP1,2,4,5,6,7	23,570,820	4,344
Detsky Mir PJSC[1]	5,296,730	6,124
Moscow Exchange MICEX-RTS PJSC[1]	3,681,170	4,548
New Century Capital Partners, LP1,2,4,5,7	5,247,900	340
Rosneft Oil Co. PJSC (GDR)[1]	918,400	3,705
Emerging Markets Growth Fund — Page 3 of 9

unaudited
Common stocks (continued) Eastern Europe and Middle East (continued) Russian Federation (continued)	Shares	Value (000)
Sberbank of Russia PJSC[1]	1,932,825	$4,590
Sberbank of Russia PJSC (ADR)[1]	3,163,600	29,975
TCS Group Holding PLC (GDR)[1,3]	307,300	3,536
Yandex NV, Class A2	826,335	28,137
		96,711
Saudi Arabia 0.05%
Al Rajhi Banking and Investment Corp., non-registered shares[1]	54,098	775
Slovenia 0.31%
Nova Ljubljanska banka dd (GDR)[1]	545,394	4,490
Turkey 0.50%
Akbank TAS[1,2]	8,679,191	7,217
Aktas Elektrik Ticaret AS1,2,4	4,273	—[8]
		7,217
United Arab Emirates 0.09%
DP World PLC[1]	90,130	1,351
Total Eastern Europe and Middle East		123,538
Latin America 6.79% Argentina 0.48%
Despegar.com, Corp.[2]	355,300	2,015
Globant SA2	1,612	142
Loma Negra Compania Industrial Argentina SA (ADR)[2]	1,369,366	4,861
		7,018
Brazil 4.52%
BR Malls Participacoes SA, ordinary nominative	268,300	515
CCR SA, ordinary nominative	5,058,289	11,419
Centro de Imagem Diagnosticos SA	801,855	1,389
Cyrela Brazil Realty SA, ordinary nominative	624,572	1,699
ENGIE Brasil Energia SA, ordinary nominative (ADR)	6	—[8]
Estre Ambiental Inc.[3]	591,120	41
Gerdau SA (ADR)	970,600	1,854
Hypera SA, ordinary nominative	2,257,117	12,419
Lojas Americanas SA, ordinary nominative	1,114,513	3,099
Nexa Resources SA	612,600	2,132
OdontoPrev SA, ordinary nominative	839,100	2,338
Omega Geracao SA	270,680	1,416
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)	4,361,600	23,989
Vale SA, ordinary nominative	285,427	2,374
Vale SA, ordinary nominative (ADR)	158,623	1,315
		65,999
Chile 0.13%
Enel Américas SA	408,012	50
Enel Américas SA (ADR)	294,597	1,785
		1,835
Emerging Markets Growth Fund — Page 4 of 9

unaudited
Common stocks (continued) Latin America (continued) Mexico 1.66%	Shares	Value (000)
América Móvil, SAB de CV, Series L (ADR)	1,033,646	$12,176
Bolsa Mexicana de Valores, SAB de CV, Series A	6,516,100	9,955
Fomento Económico Mexicano, SAB de CV	340,100	2,053
		24,184
Total Latin America		99,036
Africa 1.58% Federal Republic of Nigeria 0.39%
Guaranty Trust Bank PLC[1]	123,276,471	5,719
South Africa 1.19%
AngloGold Ashanti Ltd.[1]	275,651	4,711
Dis-Chem Pharmacies Ltd.[1]	1,469,626	2,176
Discovery Ltd.[1]	2,198,729	9,561
Naspers Ltd., Class N1	6,577	934
		17,382
Total Africa		23,101
Other markets 1.38% Denmark 0.21%
Carlsberg A/S, Class B1	26,719	3,033
Netherlands 0.02%
Prosus NV1,2	4,237	294
United Kingdom 0.61%
Airtel Africa PLC[1]	7,732,500	3,941
British American Tobacco PLC[1]	98,200	3,353
Sedibelo Platinum Mines Ltd.[1,2,4]	17,665,800	1,532
		8,826
United States 0.54%
MercadoLibre, Inc.[2]	14,258	6,966
Samsonite International SA1	1,026,165	970
		7,936
Total Other markets		20,089
Total common stocks (cost: $1,293,758,000)		1,381,430
Preferred securities 1.26% Latin America 1.26% Brazil 1.26%
Azul SA, preferred nominative (ADR)[2]	49,800	508
GOL Linhas Aéreas Inteligentes SA, preferred nominative[2]	569,400	1,246
GOL Linhas Aéreas Inteligentes SA, preferred nominative (ADR)	571,000	2,438
Lojas Americanas SA, preferred nominative	420,440	1,456
Emerging Markets Growth Fund — Page 5 of 9

unaudited
Preferred securities (continued) Latin America (continued) Brazil (continued)	Shares	Value (000)
Petróleo Brasileiro SA (Petrobras), preferred nominative	4,405,400	$11,861
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	141,520	763
		18,272
Total preferred securities (cost: $37,478,000)		18,272
Convertible bonds 0.00% Asia-Pacific 0.00% China 0.00%	Principal amount (000)
Fu Ji Food and Catering Services Holdings Ltd., convertible notes, 0% 2020[1,4,9]	CNY97,700	—[8]
Total convertible bonds (cost: $0)		—[8]
Short-term securities 3.14% Money market investments 3.14%	Shares
Capital Group Central Cash Fund 1.00%[10]	457,937	45,812
Total short-term securities (cost: $45,810,000)		45,812
Total investment securities 99.10% (cost: $1,377,046,000)		1,445,514
Other assets less liabilities 0.90%		13,191
Net assets 100.00%		1,458,705
Investments in affiliates

When held, Capital International Private Equity Fund IV, LP was considered an affiliate since this issuer had the same investment adviser as the fund. Further details on this holding and related transactions during the nine months ended March 31, 2020, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2020 (000)
Common stocks 0.00%
Other markets 0.00%
United States 0.00%
Capital International Private Equity Fund IV, LP2,11	50,842,740	14,506	50,857,246	—	$(7,005)	$6,991	$—	$—
[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $1,089,629,000, which represented 74.70% of the net assets of the fund. This amount includes $1,077,639,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,269,000, which represented 1.39% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.
[6]	Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.
[7]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[8]	Amount less than one thousand.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 3/31/2020.
[11]	Unaffiliated issuer at 3/31/2020.
Emerging Markets Growth Fund — Page 6 of 9

unaudited
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Baring Vostok Capital Fund IV Supplemental Fund, LP	10/8/2007-8/29/2019	$31,625	$5,774.40%
Baring Vostok Private Equity Fund IV, LP	4/25/2007-8/29/2019	15,428	4,344.30
New Century Capital Partners, LP	12/7/1995	—	340.02
Total private placement securities		$ 47,053	$ 10,458.72%
Valuation disclosures

Capital International, Inc. (“CIInc”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. As of March 31, 2020, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $6,952,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related
Emerging Markets Growth Fund — Page 7 of 9

unaudited
securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$157,662	$958,004	$—	$1,115,666
Eastern Europe and Middle East	28,137	84,943	10,458	123,538
Latin America	99,036	—	—	99,036
Africa	—	23,101	—	23,101
Other markets	6,966	11,591	1,532	20,089
Preferred securities	18,272	—	—	18,272
Convertible bonds	—	—	—*	—*
Short-term securities	45,812	—	—	45,812
Total	$355,885	$1,077,639	$11,990	$1,445,514
*	Amount less than one thousand.

Key to abbreviations
ADR = American Depositary Receipts
CNY = Chinese yuan renminbi
GDR = Global Depositary Receipts
Emerging Markets Growth Fund — Page 8 of 9

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2020 Capital Group. All rights reserved.
MFGEFPX-015-0520O-S74821	Emerging Markets Growth Fund — Page 9 of 9